Other long-term obligations - Other liabilities and obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred gain on sale-leaseback [Roll Forward]
Balance, beginning of year	$ 4,748	$ 6,593
Amortization of deferred gain on sale-leaseback	(1,794)	(1,845)
Balance, end of year	$ 2,954	$ 4,748